Shareholder Report, Line Graph (Details) 190902_Boston Partners All-Cap Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 24,007	$ 22,095	$ 18,603	$ 16,658	$ 17,352	$ 12,432	$ 12,359	$ 12,995	$ 11,456	$ 10,000	$ 30,134
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	33,220	28,677	22,734	19,810	22,845	17,171	14,139	13,956	11,606	10,000	$ 39,898
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Value Total Return Index
Accumulated Value	$ 23,212	$ 21,271	$ 17,576	$ 16,242	$ 17,369	$ 12,607	$ 12,559	$ 12,629	$ 11,173	$ 10,000	$ 30,124